Average Annual Total Returns	12 Months Ended	60 Months Ended	109 Months Ended		120 Months Ended	351 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.52%	[1]	14.29%
MSCI US IMI/Financials 5% Capped Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	14.84%	15.30%	12.14%	[1]	12.93%
T. Rowe Price Financial Services Fund, Inc. - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	18.74%	17.00%			14.15%
Performance Inception Date						Sep. 30, 1996
T. Rowe Price Financial Services Fund, Inc. - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	16.85%	15.77%			12.73%
T. Rowe Price Financial Services Fund, Inc. - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	12.32%	13.58%			11.40%
T. Rowe Price Financial Services Fund, Inc. - I Class
Prospectus [Line Items]
Average Annual Return, Percent	18.90%	17.16%	14.52%
Performance Inception Date			Nov. 29, 2016

[1]	Return since 11/29/16.